Taxation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Examination [Line Items]
Loss before income taxes	$ 60.9	$ 106.2	$ 113.0	$ 187.0
Bermuda
Income Tax Examination [Line Items]
Loss before income taxes	$ 32.9	$ 25.1	$ 44.6	$ 69.9